Related Party Transactions and Balances - Schedule of Name of Related Parties and Relationship with the Company (Details)	12 Months Ended
Dec. 31, 2024
Schedule of Name of Related Parties and Relationship with the Company [Line Items]
Name of related parties	Liu Fang
Relationship with the Company	Daughter of Yongjun Liu, Chairman and shareholder of the Company
Jiangsu Zhongxiangxin International Science and Technology Innovation Park Co., Ltd. ( “Zhongxiangxin”) [Member]
Schedule of Name of Related Parties and Relationship with the Company [Line Items]
Name of related parties	Jiangsu Zhongxiangxin International Science and Technology Innovation Park Co., Ltd. ( “Zhongxiangxin”)
Relationship with the Company	An entity method investee
Hainan Guoxie Technology Group Co. Ltd. (“Hainan Guoxie”) [Member]
Schedule of Name of Related Parties and Relationship with the Company [Line Items]
Name of related parties	Hainan Guoxie Technology Group Co. Ltd. (“Hainan Guoxie”)
Relationship with the Company	An entity method investee
Jiangsu Guomai Medical Equipment Co., Ltd (“Jiangsu Guomai”) [Member]
Schedule of Name of Related Parties and Relationship with the Company [Line Items]
Name of related parties	Jiangsu Guomai Medical Equipment Co., Ltd (“Jiangsu Guomai”)
Relationship with the Company	An entity method investee
Yangzhou Meihua Import and Export Co., Ltd. [Member]
Schedule of Name of Related Parties and Relationship with the Company [Line Items]
Name of related parties	Yangzhou Meihua Import and Export Co., Ltd.
Relationship with the Company	An entity controlled by Kai Liu, son of Yongjun Liu, Chairman and shareholder of the Company
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd. [Member]
Schedule of Name of Related Parties and Relationship with the Company [Line Items]
Name of related parties	Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.
Relationship with the Company	An entity controlled by Kai Liu, son of Yongjun Liu, Chairman and shareholder of the Company
Li Jun [Member]
Schedule of Name of Related Parties and Relationship with the Company [Line Items]
Name of related parties	Li Jun
Relationship with the Company	Director of Hainan Guoxie